Leases	6 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

5.      Leases

As of December 31, 2022, the Company recorded a right of use asset of $656 within other long-term assets on the condensed consolidated balance sheet. As of December 31, 2022, the Company also recorded operating lease liabilities of $665, of which $345 and $320 were included in accrued liabilities and other long-term liabilities, respectively, on the condensed consolidated balance sheet. The Company adopted ASC 842 on July 1, 2022, and accordingly, no amounts were recorded for right of use assets or operating lease liabilities as of June 30, 2022. Refer to Note 1 for further details.

For the three and six months ended December 31, 2022, the Company recorded operating lease costs of $119 and $215, respectively. The operating lease costs for the three and six months ended December 31, 2022 included variable operating lease costs of $35 and $50, respectively.

Supplemental information related to the Company’s operating lease was as follows for the six months ended December 31, 2022:

Operating cash flows used for operating lease	$213
Operating lease liability arising from obtaining ROU asset(1)	$665
Weighted average remaining lease term	1.8 years
Weighted average discount rate	15%

(1)      Amount includes $516 related to the adoption of ASC 842 for existing operating leases on July 1, 2022, and $308 related to the Company entering into a new non-cancelable operating lease agreement during the six months ending December 31, 2022.

Future minimum lease payments under the Company’s non-cancelable operating leases with an initial lease term in excess of one year subsequent to December 31, 2022 are as follows:

As of December 31, 2022
Remainder of 2023	$218
2024	404
2025	143
Gross lease payments	765
Less: imputed interest	(100)
Present value of net future minimum lease payments	$665

Under the previous lease accounting standard ASC 840, Leases, the aggregate future minimum lease payments under the Company’s non-cancelable operating lease, as of June 30, 2022, was as follows:

As of June 30, 2022
2023	$273
2024	218
2025	127
Total	$618

Rent expense for the three and six months ended December 31, 2021 was $92 and $200, respectively.